     As filed with the Securities and Exchange Commission on March 28, 2003


                                          1933 Act Registration No.: 333-36304
                                          1940 Act Registration No.: 811-08517
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [_]

                       POST-EFFECTIVE AMENDMENT NO. 7 [X]


                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 39                             [X]


                  LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                          (Exact Name of Registrant)

                   Lincoln ChoicePlus Bonus
                      Lincoln ChoicePlus II Bonus
                      Lincoln ChoicePlus Assurance (Bonus)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (260)455-2000

                         Elizabeth A. Frederick, Esq.
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801
                   (Name and Address of Agent for Service)

                                   Copy to:

                             Mary Jo Ardington, Esq.
                  The Lincoln National Life Insurance Company
                           1300 S. Clinton Street
                            Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 28, 2003 pursuant to paragraph (b)


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on _____________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                      Title of securities being registered:
 Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                                     PART A

Prospectus for Lincoln ChoicePlus Bonus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

Supplement to the Prospectus for Lincoln ChoicePlus Bonus variable annuity contract incorporated herein by reference to 497 Filing (File No. 333-36304) filed on August 28, 2002.

Supplement to the Prospectus for Lincoln ChoicePlus Bonus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.


Prospectus for Lincoln ChoicePlus Bonus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36304) filed on January 31, 2003.


Prospectus for Lincoln ChoicePlus II Bonus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

Supplement to the Prospectus for Lincoln ChoicePlus II Bonus variable annuity contract incorporated herein by reference to 497 Filing (File No. 333-36304) filed on August 28, 2002.

Supplement to the Prospectus for Lincoln ChoicePlus II Bonus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.

Supplement to the Prospectus for Lincoln ChoicePlus II Bonus variable annuity contract incorporated herein by reference to 497 Filing (File No. 333-36304) filed on December 20, 2002.

Prospectus for Lincoln ChoicePlus II Bonus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36304) filed on January 31, 2003.

Prospectus for Lincoln ChoicePlus Assurance (Bonus) variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 6 (File
No. 333-36304) filed on January 31, 2003.

                                     PART B

Statement of Additional Information for Lincoln ChoicePlus Bonus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

Supplement to the Statement of Additional Information for Lincoln ChoicePlus Bonus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.


Statement of Additional Information for Lincoln ChoicePlus Bonus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36304) filed on January 31, 2003.


Statement of Additional Information for Lincoln ChoicePlus II Bonus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

Supplement to the Statement of Additional Information for Lincoln ChoicePlus II Bonus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.


Statement of Additional Information for Lincoln ChoicePlus II Bonus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36304) filed on January 31, 2003.

Statement of Additional Information for Lincoln ChoicePlus Assurance (Bonus) variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36304) filed on January 31, 2003.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                       REGISTRATION STATEMENT ON FORM N-4

                            PART C--OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  List of Financial Statements


          1. Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

          2. Part B The following financial statements for the Variable Account are included in Part B of this Registration Statement. (To Be Filed by Amendment)

               Statement of Assets and Liabilities -- December 31, 2001 Statement of Operations -- Year ended December 31, 2001

               Statements of Changes of Net Assets -- Years ended December 31, 2001 and 2000

               Notes to Financial Statements -- December 31, 2001

               Report of Ernst & Young LLP, Independent Auditors

          3. Part B The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement. (To Be Filed by Amendment):

               Balance Sheets--Statutory-Basis--December 31, 2001 and 2000

               Statements of Operations--Statutory-Basis--Years ended
                December 31, 2001, 2000 and 1999

               Statements of Changes in Capital and Surplus--Statutory-Basis--
                Years ended December 31, 2001, 2000 and 1999

               Statements of Cash Flow-- Statutory-Basis--Years ended December 31, 2001, 2000 and 1999

               Notes to Statutory-Basis Financial Statements--December 31, 2001

               Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

   (b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2)    None.

(3)(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (d) Wholesaling Agreement between Lincoln National Life Insurance Company and Delaware Management Holdings incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 28, 1999.

   (e) Form of Amendment to Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (f) Form of Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

(4)(a) ChoicePlus Bonus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (b) ChoicePlus Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6
       (File No. 333-40937) filed on April 12, 2001.

   (c) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (d) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (NQ)
       Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (e) ChoicePlus II Bonus Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (f) ChoicePlus II Bonus Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (g) ChoicePlus II Bonus Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 3
       (File No. 333-36304) filed on August 8, 2001.

   (h) ChoicePlus II Bonus 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (i) ChoicePlus II Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3
       (File No. 333-36304) filed on August 8, 2001.

   (j) ChoicePlus II Bonus 1% Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3
       (File No. 333-36304) filed on August 8, 2001.

   (k) ChoicePlus II Bonus Bonus Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (l) ChoicePlus II Bonus Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (m) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on
       October 11, 2002.

   (n) Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (o) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (p) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on
       October 11, 2002.

(5)(a) ChoicePlus Bonus Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

   (b) ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1
       (File No. 333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1
       (File No. 333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

             (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

            (ii) Deutsche Asset Management VIT Funds incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

           (iii) Delaware Group Premium Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

            (iv) Liberty Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 3
                 (File No. 333-40937) filed on April 29, 1999.

             (v) Lincoln National Bond Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

            (vi) Lincoln National Money Market Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

           (vii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

          (viii) MFS-Registered Trademark-Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

            (ix) American Variable Insurance Series incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

             (x) Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

            (xi) Franklin Templeton Variable Insurance Products Trust
                 incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

           (xii) Lincoln National Aggressive Growth Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

          (xiii) Lincoln National Capital Appreciation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

           (xiv) Lincoln National Global Asset Allocation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

            (xv) Lincoln National International Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

           (xvi) Lincoln National Social Awareness Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

          (xvii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

         (xviii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 4
                 (File No. 333-36304) filed on April 11, 2002.

           (xix) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

               (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A, Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

               (1) Amendment to Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

(9)(a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln
       National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-36304) filed on June 8, 2001.

(10) Consent of Ernst & Young LLP, Independent Auditors. (To Be Filed by Amendment)

(11)   Not applicable.

(12)   Not applicable.

(13) Schedule for Computation of Performance Quotations incorporated herein by reference to Pre-Effective Amendment No.1 (File No. 333-36304) filed on July 19, 2000.

(14)   Not applicable.

(15) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-93875) filed on January 31, 2003.


(16)(a) Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-61554) filed on March 24, 2003.

    (b) Power of Attorney - Lorry J. Stensrud - incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-61554) filed on January 24, 2003.



Item 25.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                            Positions and Offices with Depositor
----                            ------------------------------------
Jon A. Boscia**                 President and Director
Lorry J. Stensrud*              Chief Executive Officer of Annuities,
                                Executive Vice President and Director
John H. Gotta***                Chief Executive Officer of Life Insurance,
                                Executive Vice President and Director
Gary W. Parker***               Senior Vice President
Cynthia A. Rose*                Secretary and Assistant Vice President
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Janet Chrzan*                   Senior Vice President, Chief Financial Officer
                                and Director
Elizabeth Frederick*            Senior Vice President and General Counsel
Bradley R. Skarie*              Acting Director of Annuities Compliance
Christine Frederick***          Director of Life Compliance
See Yeng Quek****               Chief Investment Officer and Director
Barbara S. Kowalczyk**          Director
Jude T. Driscoll****            Director


* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is Center Square West Tower, 1500 Market Street - Suite 3900, Philadelphia, PA 19102-2112

*** Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

         As of December 31, 2002, there were 24,443 Contract Owners under Account N.

Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.


     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln National Variable Annuity Account 53.

     (b) See Item 25.

     (c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 2001.

        (1)                   (2)               (3)            (4)             (5)
                                       Net Underwriting
  Name of Principal       Discounts and    Compensation      Brokerage
     Underwriter           Commissions     on Redemption    Commissions    Compensation
  -----------------       -------------    -------------    -----------    ------------
The Lincoln National
Life Insurance Company        None               NA             None            NA

Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the rquirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 28th day of March, 2003.


                  LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                  (Registrant)
                  Lincoln ChoicePlus Bonus
                  Lincoln ChoicePlus II Bonus
                  Lincoln ChoicePlus Assurance (Bonus)


                  By: /s/ Ronald L. Stopher
                      ----------------------------------------------------
                      Ronald L. Stopher
                      Vice President,  The Lincoln National Life Insurance
                      Company

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  (Depositor)

                  By: /s/ Rise C. M. Taylor
                      ----------------------------------------------------
                      Rise C. M. Taylor
                      (Signature-Officer of Depositor)
                      Vice President, The Lincoln National Life Insurance
                      Company
                      (Title)


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has caused this Amendment to the Registration Statement to been signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 28th day of March, 2003.



Signature                              Title
---------                              -----

  *
---------------------------            President and Director
Jon A. Boscia                          (Principal Executive Officer)

 *

---------------------------            Executive Vice President,
Lorry J. Stensrud                      Chief Executive Officer of
                                       Lincoln Retirement and Director

  *
---------------------------            Senior Vice President, Chief
Janet Chrzan                           Financial Officer and Director
                                       (Principal Accounting Officer and
                                       Principal Financial Officer)

  *
---------------------------            Director
Barbara S. Kowalczyk

  *
---------------------------            Executive Vice President,
John H. Gotta                          Chief Executive Officer of
                                       Life Insurance, and Director

  *
---------------------------            Director
Richard C. Vaughan


  *
---------------------------            Director
Jude T. Driscoll

  *
---------------------------            Chief Investment Officer and Director
See Yeng Quek






*By: /s/ Rise C. M. Taylor
     ---------------------             Pursuant to a Power of Attorney
      Rise C. M. Taylor